Other Receivable (Details) - USD ($)		6 Months Ended
	Jun. 17, 2026	Mar. 31, 2026
Other Receivable [Line Items]
Payment collected percentage		70.00%
Payment collected amount		$ 1,043,142
Percentage of remaining deposit		30.00%
Remaining prepayment amount		$ 447,061
Best Praise International Limited [Member] | Forecast [Member]
Other Receivable [Line Items]
Acquired percentage of issued shares	100.00%
Consideration	$ 10,751,000
Share Purchase Agreement [Member]
Other Receivable [Line Items]
Security deposit		$ 5,223,594
Class A Ordinary Shares [Member] | Best Praise International Limited [Member] | Forecast [Member]
Other Receivable [Line Items]
Consideration payable through issuance of shares (in Shares)	4,376,552